Label	Element	Value
Service Shares Prospectus | GuidePath® Conservative Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuidePath® Conservative Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	GuidePath® Conservative Income Fund (the “Fund”) seeks to generate current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the Fund seeks capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund has not completed its first fiscal year as of the date of this prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense assumption by the Advisor for the 1-year number only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a portfolio of actively and passively managed registered mutual funds and exchange-traded funds (“ETFs”), in addition to direct investments. The funds in which the Fund may invest are referred to herein as the “Underlying Funds.” AssetMark, Inc. (“AssetMark” or the “Advisor”) believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of investments. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs. The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

Under normal circumstances, the Fund will make investments in fixed income securities, including cash equivalents, that primarily have a maturity that is between 0 and 5 years. The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include, but are not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt obligations and higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt. The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar. In pursuit of the Fund’s secondary investment objective of capital preservation, the Fund expects under normal circumstances to invest a significant portion of its assets in cash and cash equivalents, including by investing approximately 25% to 50% of the Fund’s total assets in money market funds.

In selecting debt securities for the Fund, the Advisor develops an outlook for credit markets, interest rates, currency exchange rates and the economy, analyzes individual credit and prepayment risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the Advisor’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

The Fund may shift its investments from one asset class to another based on the Advisor’s analysis of the best opportunities for the Fund’s portfolio in a given market.  The Fund may invest up to 20% of its total assets in bonds rated below investment grade.  The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund’s asset allocation mix may change periodically over time. The Fund does not have a set target asset allocation mix. If the Advisor believes that market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes. Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified. In certain circumstances the Fund may be fully invested in cash equivalents securities for an extended period of time.

The Fund may invest in Underlying Funds that use derivatives for risk management purposes or as part of their investment strategies. An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers. The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks. An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds. For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds. The following risks could affect the value of your investment in the Fund:

Management Risk: An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk: The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Fund of Funds Risk: The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives. Additionally, the Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Fund’s assets. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.

Money Market Funds Risk. Although money market funds generally seek to preserve the value of an investment at $1.00 per share, the Fund may lose money by investing in money market funds. A money market fund’s sponsor has no legal obligation to provide financial support to the money market fund. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the money market fund's share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility.

Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.

Exchange-Traded Notes Risk: ETNs are debt securities that are traded on an exchange (e.g., the New York Stock Exchange) whose returns are linked to the performance of a particular market benchmark or strategy. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund’s investments decreases, investors in the Fund may lose money.

Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

High-Yield Debt Securities Risk: High-yield debt securities or “junk bonds” are debt securities rated below investment grade by a nationally recognized statistical rating organizations (“NRSRO”). Junk bonds are subject to greater credit risk than higher-grade securities, have a greater risk of default and are considered speculative. Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level. The Federal Reserve has begun raising the federal funds rate and may continue to do so. Increases in the federal funds rate may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. If the Fund invests in derivatives tied to fixed-income markets, the Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. For example, Connecticut Avenue Securities issued by the Federal National Mortgage Association and Structured Agency Credit Risk debt notes issued by the Federal Home Loan Mortgage Association carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Non-U.S. Government Obligations Risk: For non-U.S. government obligations, there is the risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government or supported by the right of the issuer to borrow from the U.S. government.

Foreign Securities Risk: The risks of investing in foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Foreign Exchange Trading Risk: The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may experience a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets. Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Collateralized Debt Obligations Risk: Collateralized debt obligations (“CDOs”) are subject to the following risks: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) a Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the risk of disputes with the issuer, difficulty in valuing the security or unexpected investment results.

Preferred Stock Risk: A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.

Convertible Securities Risk: The value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.

Mortgage- and Asset-Backed Securities Risk: Payments on mortgage- and asset-backed securities depend upon assets held by the issuer and collections on the underlying mortgages or loans. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Mortgage- and asset-backed securities are also subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, a Fund may have to replace the security by investing the proceeds in a less attractive security. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity.

Extension Risk: If interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.

Inflation-Linked Securities Risk: Unlike traditional fixed income securities, the principal and interest payments of inflation-linked securities are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked securities may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

Liquidity Risk: Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Maturity Risk: The Fund may invest in fixed income securities with a range of maturities. Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Municipal Securities Risk: The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.

Loan Risk: Loans are subject to risk of loss as a result of borrower default, sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments. The value of any collateral securing a loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate. It may take significantly longer than 7 days for investments in loans to settle, which can adversely affect an Underlying Fund’s ability to timely honor redemptions.

Alternative Strategies Risk: Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.

New Fund Risk: The Fund is new with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund did not have one full calendar year of performance prior to the date of this prospectus. Performance information will be available once the Fund has at least one calendar year of performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not have one full calendar year of performance prior to the date of this prospectus.
Service Shares Prospectus | GuidePath® Conservative Income Fund | GuidePath(R) Conservative Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.84%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 322

[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses ("AFFE") are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. AFFE are based on estimated amounts for the current fiscal year.
[3]	AssetMark, Inc. ("AssetMark" or the "Advisor") has contractually agreed through July 31, 2019 to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.64% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2019 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund's current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.